Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
EQ ADVISORS TRUSTSM
1290 VT Moderate Growth Allocation Portfolio
SUPPLEMENT DATED AUGUST 10, 2023 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2023, AS SUPPLEMENTED
This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated May 1, 2023, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain this document, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the document at the Trust’s website at www.equitable-funds.com.
The Summary Prospectus and the section of the Prospectus entitled “1290 VT Moderate Growth Allocation Portfolio — Class IB and Class K Shares” is amended by adding the following sentence at the end of the sixth paragraph of the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy”:
Accordingly, volatility management techniques may also benefit the insurance companies by reducing the risk that the insurance companies will be required to pay amounts to meet the benefits and guarantees from their own resources.

1290 VT Moderate Growth Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
EQ ADVISORS TRUSTSM
1290 VT Moderate Growth Allocation Portfolio
SUPPLEMENT DATED AUGUST 10, 2023 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2023, AS SUPPLEMENTED
This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated May 1, 2023, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain this document, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the document at the Trust’s website at www.equitable-funds.com.
The Summary Prospectus and the section of the Prospectus entitled “1290 VT Moderate Growth Allocation Portfolio — Class IB and Class K Shares” is amended by adding the following sentence at the end of the sixth paragraph of the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy”:
Accordingly, volatility management techniques may also benefit the insurance companies by reducing the risk that the insurance companies will be required to pay amounts to meet the benefits and guarantees from their own resources.